Note 9 - Share Capital	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
9.	Share capital:

a) Common shares:

At July 31, 2022, there were 27,441,082 ( October 31, 2021 – 27,441,082) common shares outstanding.

b) Preferred shares:

At July 31, 2022, there were 1,461,460 ( October 31, 2021 – 1,461,460) Series 1 preferred shares outstanding. These shares are Basel III compliant, non-cumulative rate reset preferred shares which include NVCC provisions. As a result, these shares qualify as Additional Tier 1 Capital (see note 14).

On April 30, 2021, the Bank redeemed all of its 1,681,320 outstanding Non-Cumulative Series 3 preferred shares (NVCC) using cash on hand. The amount paid on redemption for each share was $10.00, and in aggregate $16.8 million. Transaction costs, incurred at issuance in the amount of $1.1 million were applied against retained earnings.

c) Stock options

Under the Bank’s stock option plan, the Bank will grant, to eligible participants, options for the Bank’s common shares on a periodic basis. As per the Bank’s current stock option plan all options issued have a five year term and vest over a three year period. At July 31, 2022, the Bank was authorized to issue 1,240,000 common share stock options through its stock option plan of which 953,730 common share stock options were issued and outstanding ( October 31, 2021 – 40,000).

Stock option transactions during the three and nine month periods ended July 31, 2022 and 2021:

	for the three months ended				for the nine months ended
	July 31, 2022		July 31, 2021		July 31, 2022		July 31, 2021

		Weighted		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average	Number of	average
	options	exercise price	options	exercise price	options	exercise price	options	exercise price

Outstanding, beginning of period	953,730	$15.53	42,017	$10.73	40,000	$7.00	42,017	$10.73
Granted	-	-	-	-	913,730	15.90	-	-
Exercised	-	-	-	-	-	-	-	-
Forfeired/cancelled	-	-	-	-	-	-	-	-
Expired	-	-	-	-	-	-	-	-

Outstanding, end of period	953,730	$15.53	42,017	$10.73	953,730	$15.53	42,017	$10.73

For the three and nine month periods ended July 31, 2022, the Bank recognized $424,000 ( July 31, 2021 - $nil) and $1.0 million ( July 31, 2021 - $nil), respectively, in compensation expense related to the estimated fair value of options granted. The fair value of the 913,730 stock options granted during the period ended January 31, 2022, was estimated at the grant date using the Black-Scholes valuation model and the following input assumptions: risk-free rate of 1.26%, expected option life of 3.5 years, expected volatility of 29.5%, expected annual dividends of 0.64% and a forfeiture rate of 2.0%. The fair value of each stock option granted was estimated at $3.10 per share. As at July 31, 2022, 40,000 common share stock options were fully vested and exercisable at $7.00 per share and expire in October 2023.